As filed with the Securities and Exchange Commission on September 19, 2025

1933 Act Registration No. 333-210186

1940 Act Registration No. 811-23147

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 598	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 600	[X]

First Trust Exchange-Traded Fund VIII

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded Fund VIII

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on October 19, 2025 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 598

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 593, as it relates to the FT Vest Nasdaq-100® Uncapped Accelerator ETF – December, FT Vest Nasdaq-100® Uncapped Accelerator ETF – June, FT Vest Nasdaq-100® Uncapped Accelerator ETF – March and FT Vest Nasdaq-100® Uncapped Accelerator ETF – September, each a series of the Registrant, until October 19, 2025. Parts A and B of the Registrant’s Post-Effective Amendment No. 552 and Part C of the Registrant’s Post-Effective Amendment No. 593 under the Securities Act of 1933 as it relates to FT Vest Nasdaq-100® Uncapped Accelerator ETF – December, FT Vest Nasdaq-100® Uncapped Accelerator ETF – June, FT Vest Nasdaq-100® Uncapped Accelerator ETF – March and FT Vest Nasdaq-100® Uncapped Accelerator ETF – September, filed on December 20, 2024 and August 22, 2025, respectively, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 19th day of September, 2025.

First Trust Exchange-Traded Fund VIII
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	September 19, 2025
James M. Dykas
/s/ Derek D. Maltbie	Treasurer, Chief Financial Officer and Chief Accounting Officer	September 19, 2025
Derek D. Maltbie
James A. Bowen*	) Trustee )
)
Thomas J. Driscoll*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	September 19, 2025
Bronwyn Wright*	) Trustee )
)

*	Original powers of attorney dated March 14, 2016 or November 1, 2021 or September 11, 2023 or August 20, 2025, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.